Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000005499
Average Annual Return [Line Items]
Average Annual Return, Percent		11.35%	5.61%	4.70%
Without Sales Load [Member] | C000005500
Average Annual Return [Line Items]
Average Annual Return, Percent		11.16%	5.36%	4.44%
Without Sales Load [Member] | C000005501
Average Annual Return [Line Items]
Average Annual Return, Percent		10.89%	5.10%	4.18%
Without Sales Load [Member] | C000244824
Average Annual Return [Line Items]
Average Annual Return, Percent	10.63%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%	(0.17%)	1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%	(0.17%)	1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%	(0.17%)	1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.61%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.96%	4.26%	3.88%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.96%	4.26%	3.88%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.96%	4.26%	3.88%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%